Revenues - Additional Information (Detail) - 12 months ended Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Revenue recognized contract liability	¥ 4,737	$ 726
General and Administrative Expense [Member]
Decrease in unbilled revenue was due to impairment of balances amount	¥ 2,800	$ 429